Loss before income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of profit before taxation
	Year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,903	-	-
Amortization of intangible asset	1	-	-
Amortization of right-of-use asset	-	250	520
Directors
- salaries and related costs	552	1,581	1,308
- social benefits contribution	-	41	-
Key management personnel (other than directors)
- salaries and related costs	1,317	360	360
- social benefits contribution	10	-	-
Other than directors and key management personnel
- salaries and related costs	605	1,404	1,686
- social benefits contribution	14	23	-